BlackRock Bond Fund, Inc.
BlackRock Total Return Fund

Supplement to the Statement of Additional Information dated August 27, 2010

The following changes are made to the Statement of Additional Information of BlackRock Total Return Fund (the “Fund”), a series of BlackRock Bond Fund, Inc.

The section entitled “Management and Advisory Arrangements” is revised as set forth below.

All references to Curtis Arledge are hereby removed.

The subsection entitled “Information Regarding Portfolio Managers — Other Funds and Accounts Managed” is revised to add the following information with respect to the Fund as of August 5, 2010:

	Number of Other Accounts Managed			Number of Other Accounts and Assets for
	and Assets by Account Type			Which Advisory Fee is Performance-Based

	Other	Other		Other	Other
	Registered	Pooled		Registered	Pooled
	Investment	Investment	Other	Investment	Investment	Other
Name of Portfolio Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Total Return Fund

Rick Rieder	14	4	1	0	0	0
	$9.02 Billion	$1.63 Billion	$76.4 Million	$0	$0	$0

Eric Pellicciaro	20	2	0	0	1	0
	$12.8 Billion	$425.4 Million	$0	$0	$192.5 Million	$0

The subsection entitled “Information Regarding Portfolio Managers — Portfolio Manager Compensation” is revised to add the following information with respect to the Fund as of August 5, 2010:

Portfolio Manager	Portfolio Managed	Benchmarks Applicable to Each Manager
Rick Rieder	Total Return Fund	A combination of market-based indices (e.g., Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

Eric Pellicciaro	Total Return Fund	A combination of market-based indices (e.g., Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital GNMA MBS Index), certain customized indices and certain fund industry peer groups.

The subsection entitled “Information Regarding Portfolio Managers — Fund Ownership” is revised to add the following information with respect to the Fund as of August 5, 2010:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities of the Fund(s) Owned
Rick Rieder	Total Return Fund	None
Eric Pellicciaro	Total Return Fund	None

Shareholders should retain this Supplement for future reference.

Code# SAI-10046-0810-SUP